LONG-TERM DEBT AND CREDIT FACILITIES - Corporate revolving credit and term loan facilities (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jul. 23, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 06, 2017
Long-term debt
Letters of credit and surety bonds			$ 1,735.0	$ 1,732.6
Debt facility utilized throughout the year			80.0	494.7
Debt securities					$ 500.0
Repayment of debt			$ 80.0	500.0
Standby fee applicable to unused availability			0.34%
Revolving credit facility
Long-term debt
Debt facility utilized throughout the year		$ 60.0	$ 19.7	$ 21.0
Maximum borrowing	$ 1,500.0
Extended maturity term	1 year
Repayment of debt			$ 80.0
Revolving credit facility | LIBOR Plus
Long-term debt
Interest Rates (as a percent)			1.70%
Letter of credit | Minimum
Long-term debt
Interest Rates (as a percent)			1.13%
Letter of credit | Maximum
Long-term debt
Interest Rates (as a percent)			1.70%